Overview (Details)	12 Months Ended
Dec. 31, 2020 segment subsidiary item t
Overview
Number of operating segments | segment	1
Number of joint ventures | item	1
Number of wholly owned subsidiaries | subsidiary	76
Number Of Fleet With Marshall Island flag | item	25
Number Of Fleet With Singapore flag | item	1
Deadweight	1,161,293
TOTAL | item	26
Ardmore Seavaliant [Member]
Overview
Deadweight	49,998
Ardmore Seavaliant [Member] | Korea
Overview
Built date	Feb-13
Type	Product/Chemical
Specification	Eco-design
Ardmore Seaventure [Member]
Overview
Deadweight	49,998
Ardmore Seaventure [Member] | Korea
Overview
Built date	Jun-13
Type	Product/Chemical
Specification	Eco-design
Ardmore Seavantage [Member]
Overview
Deadweight	49,997
Ardmore Seavantage [Member] | Korea
Overview
Built date	Jan-14
Type	Product/Chemical
Specification	Eco-design
Ardmore Seavanguard [Member]
Overview
Deadweight	49,998
Ardmore Seavanguard [Member] | Korea
Overview
Built date	Feb-14
Type	Product/Chemical
Specification	Eco-design
Ardmore Sealion [Member]
Overview
Deadweight	49,999
Ardmore Sealion [Member] | Korea
Overview
Built date	May-15
Type	Product/Chemical
Specification	Eco-design
Ardmore Seafox [Member]
Overview
Deadweight	49,999
Ardmore Seafox [Member] | Korea
Overview
Built date	Jun-15
Type	Product/Chemical
Specification	Eco-design
Ardmore Seawolf [Member]
Overview
Deadweight	49,999
Ardmore Seawolf [Member] | Korea
Overview
Built date	Aug-15
Type	Product/Chemical
Specification	Eco-design
Ardmore Seahawk [Member]
Overview
Deadweight	49,999
Ardmore Seahawk [Member] | Korea
Overview
Built date	Nov-15
Type	Product/Chemical
Specification	Eco-design
Ardmore Endeavour [Member]
Overview
Deadweight	49,997
Ardmore Endeavour [Member] | Korea
Overview
Built date	Jul-13
Type	Product/Chemical
Specification	Eco-design
Ardmore Enterprise [Member]
Overview
Deadweight	49,453
Ardmore Enterprise [Member] | Korea
Overview
Built date	Sep-13
Type	Product/Chemical
Specification	Eco-design
Ardmore Endurance [Member]
Overview
Deadweight	49,466
Ardmore Endurance [Member] | Korea
Overview
Built date	Dec-13
Type	Product/Chemical
Specification	Eco-design
Ardmore Encounter [Member]
Overview
Deadweight	49,478
Ardmore Encounter [Member] | Korea
Overview
Built date	Jan-14
Type	Product/Chemical
Specification	Eco-design
Ardmore Explorer [Member]
Overview
Deadweight	49,494
Ardmore Explorer [Member] | Korea
Overview
Built date	Jan-14
Type	Product/Chemical
Specification	Eco-design
Ardmore Exporter [Member]
Overview
Deadweight	49,466
Ardmore Exporter [Member] | Korea
Overview
Built date	Feb-14
Type	Product/Chemical
Specification	Eco-design
Ardmore Engineer [Member]
Overview
Deadweight	49,420
Ardmore Engineer [Member] | Korea
Overview
Built date	Mar-14
Type	Product/Chemical
Specification	Eco-design
Ardmore Seamariner
Overview
Deadweight	45,726
IMO | item	3
Ardmore Seamariner | Japan
Overview
Built date	Oct-06
Type	Product/Chemical
Specification	Eco-mod
Ardmore Sealancer [Member]
Overview
Deadweight	47,451
IMO | item	0
Ardmore Sealancer [Member] | Japan
Overview
Built date	Jun-08
Type	Product
Specification	Eco-mod
Ardmore Sealeader [Member]
Overview
Deadweight	47,463
IMO | item	0
Ardmore Sealeader [Member] | Japan
Overview
Built date	Aug-08
Type	Product
Specification	Eco-mod
Ardmore Sealifter [Member]
Overview
Deadweight	47,472
IMO | item	0
Ardmore Sealifter [Member] | Japan
Overview
Built date	Jun-08
Type	Product
Specification	Eco-mod
Ardmore Seafarer [Member]
Overview
Deadweight	49,999
Ardmore Seafarer [Member] | Japan
Overview
Built date	Jun-10
Type	Product
Specification	Eco-mod
Ardmore Dauntless [Member]
Overview
Deadweight	37,764
IMO | item	2
Ardmore Dauntless [Member] | Japan
Overview
Built date	Feb-15
Type	Product/Chemical
Specification	Eco-design
Ardmore Defender [Member]
Overview
Deadweight	37,791
IMO | item	2
Ardmore Defender [Member] | Japan
Overview
Built date	Feb-15
Type	Product/Chemical
Specification	Eco-design
Ardmore Cherokee [Member]
Overview
Deadweight	25,215
IMO | item	2
Ardmore Cherokee [Member] | Japan
Overview
Built date	Jan-15
Type	Product/Chemical
Specification	Eco-design
Ardmore Cheyenne [Member]
Overview
Deadweight	25,217
IMO | item	2
Ardmore Cheyenne [Member] | Japan
Overview
Built date	Mar-15
Type	Product/Chemical
Specification	Eco-design
Ardmore Chinook [Member]
Overview
Deadweight	25,217
IMO | item	2
Ardmore Chinook [Member] | Japan
Overview
Built date	Jul-15
Type	Product/Chemical
Specification	Eco-design
Ardmore Chippewa [Member]
Overview
Deadweight	25,217
IMO | item	2
Ardmore Chippewa [Member] | Japan
Overview
Built date	Nov-15
Type	Product/Chemical
Specification	Eco-design